NOTE 4 - PROPERTY & EQUIPMENT: Schedule of Property and equipment, net (Tables)	9 Months Ended
May 31, 2019
Table Text Block Supplement [Abstract]
Schedule of Property and equipment, net

Property and equipment, net, is comprised of the following:

As of May 31, 2019
		Accumulated
Category	Cost	Depreciation	Net
Computer & Electronics	$ 19,980	$ 2,310	$ 17,670
Furniture & Fixture	226,264	15,562	210,702
Office Equipment	29,094	1,028	28,066
Leasehold Improvement	100,800	2,068	98,732
	$ 376,138	$ 20,968	$ 355,170

As of August 31, 2018
Accumulated
Category	Cost	Depreciation	Net
Computer & Electronics	$ 4,606	$ 120	$ 4,486
Furniture & Fixture	174,072	1,451	172,621
	$ 178,678	$ 1,571	$ 177,107